LONG-TERM DEBT	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about borrowings [abstract]
LONG-TERM DEBT
7.	LONG-TERM DEBT

On November 18, 2016, Silicon Valley Bank (“SVB”) entered into a $10,000,000 capital term loan facility agreement (“SVB Term Loan”) with the Company. The Company has drawn down $8,000,000 from the SVB Term Loan. The option to draw an additional $2,000,000 lapsed on July 31, 2017.

The SVB Term Loan bears an interest rate of the Wall Street Journal Prime Rate (“WSJ Prime Rate”) plus 3% per annum and will mature on September 1, 2020. The SVB Term Loan requires a final payment of 8.6% of the amount advanced (“Final Payment”), due upon the earlier of the maturity or termination of the SVB Term Loan. The Company was required to make interest only payments until December 31, 2017. The SVB Term Loan contains a voluntary prepayment option whereby the principal amount can be prepaid in whole, or in part, for a fixed fee if a prepayment is made on or before the second anniversary of the SVB Term Loan.

The SVB Term Loan is secured by a perfected first priority lien on all of the Company’s assets, with a negative pledge on the Company’s intellectual property. The SVB Term Loan is subject to standard events of default, including default in the event of a material adverse change. SVB may declare the Company to be in breach of the agreement in the event of a material adverse change, which has been defined to include a material impairment in the Company’s assets acting as collateral under the SVB Term Loan, a material adverse change in the business, operations, or condition (financial or otherwise) of the Company, or a material impairment of the prospect of repayment of any portion of its debt obligations. There are no financial covenants under the SVB Term Loan.

In connection with the $8,000,000 draw, the Company granted an aggregate of 7,477 warrants to SVB (the “SVB Warrants”), exercisable at a price of $42.80 per share for a period of seven years until November 18, 2023, with an initial fair value of $167,022, which has been recognized as a derivative liability (Note 8). The Company incurred total additional transaction costs of $220,898 related to the SVB Term Loan and First Amendment. The transaction costs and Final Payment are being amortized into profit and loss over the estimated term of the facility, being the legal term, at an effective interest rate of 12.15% (2017 - 12.07%).

SVB Term Loan

Balance, September 30, 2016	$-
Loan advance	8,000,000
Transaction costs	(387,959)
Interest paid	(436,944)
Accretion	784,583

Balance, September 30, 2017	$7,959,680

Balance, September 30, 2017	$7,959,680
Principal repaid	(1,991,378)
Interest paid	(563,298)
Accretion	911,959

Balance, September 30, 2018	$6,316,963

Current portion	$2,815,947
Long-term portion	$3,501,016